Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Premiums and fees	$ 19,089	$ 18,393	$ 16,041
Net investment income	1,146	1,105	1,014
Mail order pharmacy revenues	1,447	1,420	1,282
Other revenues	244	254	116
Realized investment gains (losses):
Other-than-temporary impairments on fixed maturities, net	(26)	(1)	(47)
Other realized investment gains	88	76	4
Total realized investment gains (losses)	62	75	(43)
Total revenues	21,988	21,247	18,410
Benefits and Expenses
Health Care medical claims expense	8,182	8,570	6,927
Other benefit expenses	4,308	3,663	3,407
Mail order pharmacy cost of goods sold	1,203	1,169	1,036
GMIB fair value (gain) loss	234	55	(304)
Other operating expenses	6,185	5,988	5,491
Total benefits and expenses	20,112	19,445	16,557
Income from Continuing Operations before Income Taxes	1,876	1,802	1,853
Income taxes:
Current	398	331	275
Deferred	217	188	284
Total taxes	615	519	559
Income from Continuing Operations	1,261	1,283	1,294
Income from discontinued operations, net of taxes	0	0	(1)
Net Income	1,261	1,283	1,295
Less: Net Income Attributable to Noncontrolling Interest	1	4	3
Shareholders' Net Income	$ 1,260	$ 1,279	$ 1,292
Basic Earnings Per Share:
Shareholders' income from continuing operations	$ 4.65	$ 4.69	$ 4.71
Shareholders' income from discontinued operations	$ 0	$ 0	$ 0
Shareholders' net income	$ 4.65	$ 4.69	$ 4.71
Diluted Earnings Per Share:
Shareholders' income from continuing operations	$ 4.59	$ 4.65	$ 4.69
Shareholders' income from discontinued operations	$ 0	$ 0	$ 0
Shareholders' net income	$ 4.59	$ 4.65	$ 4.69
Dividends Declared Per Share	$ 0.04	$ 0.04	$ 0.04